Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service Shares Prospectus | S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.05%	9.58%		10.25%
Service Shares Prospectus | MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (ACWI)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.87%	11.70%		12.28%
Service Shares Prospectus | S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.02%	3.85%		5.56%
Service Shares Prospectus | Bloomberg U.S. Aggregate Bond Index, Guidepath® Conservative Allocation Fund (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Service Shares Prospectus | S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.49%	9.63%		10.07%
Service Shares Prospectus | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	15.05%	14.82%
Service Shares Prospectus | FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.40%	3.31%		2.23%
Service Shares Prospectus | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.17%	(2.15%)		1.26%
Service Shares Prospectus | Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.05%	2.66%		4.29%
Service Shares Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.11%	2.01%
Service Shares Prospectus | Bloomberg U.S. Treasury 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Treasury 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.17%	1.75%	2.27%
Service Shares Prospectus | MSCI USA High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI USA High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.97%	9.41%	9.15%
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.59%	10.11%		10.91%
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.25%	9.17%		9.86%
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.47%	7.84%		8.67%
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.45%	5.22%		5.70%
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.00%	4.13%		4.64%
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.60%	3.66%		4.16%
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.03%	10.70%		8.52%
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.65%	8.66%		7.02%
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.14%	7.78%		6.40%
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.35%	1.45%		3.00%
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.96%	0.06%		1.79%
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.36%	0.50%		1.79%
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.02%	5.43%		5.40%
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.53%	4.16%		4.24%
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.97%	3.77%		3.84%
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.73%	0.12%		2.94%
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.61%	(1.47%)		1.47%
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.19%	(0.57%)		1.64%
Service Shares Prospectus | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.48%	2.26%	1.85%
Performance Inception Date	Apr. 30, 2018
Service Shares Prospectus | GuidePath(R) Conservative Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.87%	1.06%	0.88%
Service Shares Prospectus | GuidePath(R) Conservative Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.04%	1.21%	1.00%
Service Shares Prospectus | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.27%	(0.12%)	0.98%
Performance Inception Date	Apr. 30, 2018
Service Shares Prospectus | GuidePath(R) Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.47%	(1.40%)	(0.18%)
Service Shares Prospectus | GuidePath(R) Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.71%	(0.64%)	0.26%
Service Shares Prospectus | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.17%	9.36%	8.06%
Performance Inception Date	Apr. 30, 2018
Service Shares Prospectus | GuidePath(R) Growth and Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.42%	7.44%	6.62%
Service Shares Prospectus | GuidePath(R) Growth and Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.42%	6.95%	6.08%
RS Shares Prospectus | S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P® Target Risk Aggressive Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.05%	9.58%		10.25%
RS Shares Prospectus | MSCI All Country World Index (ACWI) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI All Country World Index (ACWI)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.87%	11.70%		12.28%
RS Shares Prospectus | S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P® Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.02%	3.85%		5.56%
RS Shares Prospectus | S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.49%	9.63%		10.07%
RS Shares Prospectus | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%		14.82%
RS Shares Prospectus | FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.40%	3.31%		2.23%
RS Shares Prospectus | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.17%	(2.15%)		1.26%
RS Shares Prospectus | Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Multi-Asset High Income Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.05%	2.66%		4.29%
RS Shares Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.59%	10.11%		10.91%
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.25%	9.17%		9.86%
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.47%	7.84%		8.67%
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.45%	5.22%		5.70%
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.00%	4.13%		4.64%
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.60%	3.66%		4.16%
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.03%	10.70%		8.52%
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.65%	8.66%		7.02%
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.14%	7.78%		6.40%
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.35%	1.45%		3.00%
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.96%	0.06%		1.79%
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.36%	0.50%		1.79%
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.02%	5.43%		5.40%
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.53%	4.16%		4.24%
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.97%	3.77%		3.84%
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.73%	0.12%		2.94%
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.61%	(1.47%)		1.47%
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.19%	(0.57%)		1.64%